Distribution Date:	08/17/26	BANK 2021-BNK33
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2021-BNK33

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.
Certificate Factor Detail	4		Leland F. Bunch, III	(646) 855-3953
Certificate Interest Reconciliation Detail	5		Bank of America Tower, One Bryant Park | New York, NY 10036 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	6
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Exchangeable Certificate Factor Detail	7
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Additional Information	8	Master & Special Servicer	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Cash Flows	9		Tom Klump	(703) 302-8080	tklump@ncb.coop
Bond / Collateral Reconciliation - Balances	10		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Current Mortgage Loan and Property Stratification	11-15	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	16-18		General	(305) 229-6465
Mortgage Loan Detail (Part 2)	19-21		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Principal Prepayment Detail	22	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	23		Surveillance Manager		cmbs.notices@parkbridgefinancial.com
Delinquency Loan Detail	24		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	25	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Specially Serviced Loan Detail - Part 1	26		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	27				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	28
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	29
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	30
			1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	31
Supplemental Notes	32

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 32

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06541CBB1	0.613000%	10,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	06541CBC9	1.937000%	46,312,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	06541CBD7	2.021000%	66,408,000.00	58,816,210.66	0.00	99,056.30	0.00	0.00	99,056.30	58,816,210.66	32.22%	30.00%
A-SB	06541CBE5	2.218000%	21,799,000.00	20,824,793.82	338,452.79	38,491.16	0.00	0.00	376,943.95	20,486,341.03	32.22%	30.00%
A-4	06541CBF2	2.270000%	193,000,000.00	193,000,000.00	0.00	365,091.67	0.00	0.00	365,091.67	193,000,000.00	32.22%	30.00%
A-5	06541CBL9	2.556000%	330,272,000.00	330,272,000.00	0.00	703,479.36	0.00	0.00	703,479.36	330,272,000.00	32.22%	30.00%
A-S	06541CBT2	2.792000%	107,404,000.00	107,404,000.00	0.00	249,893.31	0.00	0.00	249,893.31	107,404,000.00	20.14%	18.75%
B	06541CBY1	2.893000%	38,188,000.00	38,188,000.00	0.00	92,064.90	0.00	0.00	92,064.90	38,188,000.00	15.84%	14.75%
C	06541CCD6	3.297000%	38,188,000.00	38,188,000.00	0.00	104,921.53	0.00	0.00	104,921.53	38,188,000.00	11.54%	10.75%
D	06541CAJ5	2.500000%	22,674,000.00	22,674,000.00	0.00	47,237.50	0.00	0.00	47,237.50	22,674,000.00	8.99%	8.38%
E	06541CAL0	2.500000%	17,901,000.00	17,901,000.00	0.00	37,293.75	0.00	0.00	37,293.75	17,901,000.00	6.98%	6.50%
F	06541CAN6	2.489849%	19,094,000.00	19,094,000.00	0.00	39,617.64	0.00	0.00	39,617.64	19,094,000.00	4.83%	4.50%
G	06541CAQ9	2.489849%	9,547,000.00	9,547,000.00	0.00	19,808.82	0.00	0.00	19,808.82	9,547,000.00	3.76%	3.50%
H*	06541CAS5	2.489849%	33,415,199.00	33,415,199.00	0.00	23,051.54	0.00	0.00	23,051.54	33,415,199.00	0.00%	0.00%
V	06541CAU0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	06541CAW6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	06541CAY2	3.489849%	50,247,484.17	46,806,537.03	17,813.30	133,687.27	0.00	0.00	151,500.57	46,788,723.73	0.00%	0.00%
Regular SubTotal			1,004,949,683.17	936,130,740.51	356,266.09	1,953,694.75	0.00	0.00	2,309,960.84	935,774,474.42

X-A	06541CBR6	1.089266%	668,291,000.00	602,913,004.47	0.00	547,277.42	0.00	0.00	547,277.42	602,574,551.69
X-B	06541CBS4	0.571927%	183,780,000.00	183,780,000.00	0.00	87,590.57	0.00	0.00	87,590.57	183,780,000.00
X-D	06541CAA4	0.989849%	40,575,000.00	40,575,000.00	0.00	33,469.25	0.00	0.00	33,469.25	40,575,000.00
X-F	06541CAC0	1.000000%	19,094,000.00	19,094,000.00	0.00	15,911.67	0.00	0.00	15,911.67	19,094,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 32

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-G	06541CAE6	1.000000%	9,547,000.00	9,547,000.00	0.00	7,955.83	0.00	0.00	7,955.83	9,547,000.00
X-H	06541CAG1	1.000000%	33,415,199.00	33,415,199.00	0.00	27,846.00	0.00	0.00	27,846.00	33,415,199.00
Notional SubTotal			954,702,199.00	889,324,203.47	0.00	720,050.74	0.00	0.00	720,050.74	888,985,750.69

Deal Distribution Total					356,266.09	2,673,745.49	0.00	0.00	3,030,011.58

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 32

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06541CBB1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	06541CBC9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	06541CBD7	885.67959674	0.00000000	1.49163203	0.00000000	0.00000000	0.00000000	0.00000000	1.49163203	885.67959674
A-SB	06541CBE5	955.30959310	15.52606954	1.76573054	0.00000000	0.00000000	0.00000000	0.00000000	17.29180008	939.78352356
A-4	06541CBF2	1,000.00000000	0.00000000	1.89166668	0.00000000	0.00000000	0.00000000	0.00000000	1.89166668	1,000.00000000
A-5	06541CBL9	1,000.00000000	0.00000000	2.13000000	0.00000000	0.00000000	0.00000000	0.00000000	2.13000000	1,000.00000000
A-S	06541CBT2	1,000.00000000	0.00000000	2.32666670	0.00000000	0.00000000	0.00000000	0.00000000	2.32666670	1,000.00000000
B	06541CBY1	1,000.00000000	0.00000000	2.41083325	0.00000000	0.00000000	0.00000000	0.00000000	2.41083325	1,000.00000000
C	06541CCD6	1,000.00000000	0.00000000	2.74750000	0.00000000	0.00000000	0.00000000	0.00000000	2.74750000	1,000.00000000
D	06541CAJ5	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
E	06541CAL0	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
F	06541CAN6	1,000.00000000	0.00000000	2.07487378	0.00000000	0.00000000	0.00000000	0.00000000	2.07487378	1,000.00000000
G	06541CAQ9	1,000.00000000	0.00000000	2.07487378	0.00000000	0.00000000	0.00000000	0.00000000	2.07487378	1,000.00000000
H	06541CAS5	1,000.00000000	0.00000000	0.68985194	1.38502183	11.76559655	0.00000000	0.00000000	0.68985194	1,000.00000000
V	06541CAU0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	06541CAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	06541CAY2	931.52001146	0.35451128	2.66057639	0.04847666	0.41387147	0.00000000	0.00000000	3.01508767	931.16550018

Notional Certificates
X-A	06541CBR6	902.17136617	0.00000000	0.81892083	0.00000000	0.00000000	0.00000000	0.00000000	0.81892083	901.66492096
X-B	06541CBS4	1,000.00000000	0.00000000	0.47660556	0.00000000	0.00000000	0.00000000	0.00000000	0.47660556	1,000.00000000
X-D	06541CAA4	1,000.00000000	0.00000000	0.82487369	0.00000000	0.00000000	0.00000000	0.00000000	0.82487369	1,000.00000000
X-F	06541CAC0	1,000.00000000	0.00000000	0.83333351	0.00000000	0.00000000	0.00000000	0.00000000	0.83333351	1,000.00000000
X-G	06541CAE6	1,000.00000000	0.00000000	0.83333298	0.00000000	0.00000000	0.00000000	0.00000000	0.83333298	1,000.00000000
X-H	06541CAG1	1,000.00000000	0.00000000	0.83333336	0.00000000	0.00000000	0.00000000	0.00000000	0.83333336	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 32

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	07/01/26 - 07/30/26	30	0.00	99,056.30	0.00	99,056.30	0.00	0.00	0.00	99,056.30	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	38,491.16	0.00	38,491.16	0.00	0.00	0.00	38,491.16	0.00
A-4	07/01/26 - 07/30/26	30	0.00	365,091.67	0.00	365,091.67	0.00	0.00	0.00	365,091.67	0.00
A-5	07/01/26 - 07/30/26	30	0.00	703,479.36	0.00	703,479.36	0.00	0.00	0.00	703,479.36	0.00
X-A	07/01/26 - 07/30/26	30	0.00	547,277.42	0.00	547,277.42	0.00	0.00	0.00	547,277.42	0.00
X-B	07/01/26 - 07/30/26	30	0.00	87,590.57	0.00	87,590.57	0.00	0.00	0.00	87,590.57	0.00
A-S	07/01/26 - 07/30/26	30	0.00	249,893.31	0.00	249,893.31	0.00	0.00	0.00	249,893.31	0.00
B	07/01/26 - 07/30/26	30	0.00	92,064.90	0.00	92,064.90	0.00	0.00	0.00	92,064.90	0.00
C	07/01/26 - 07/30/26	30	0.00	104,921.53	0.00	104,921.53	0.00	0.00	0.00	104,921.53	0.00
X-D	07/01/26 - 07/30/26	30	0.00	33,469.25	0.00	33,469.25	0.00	0.00	0.00	33,469.25	0.00
X-F	07/01/26 - 07/30/26	30	0.00	15,911.67	0.00	15,911.67	0.00	0.00	0.00	15,911.67	0.00
X-G	07/01/26 - 07/30/26	30	0.00	7,955.83	0.00	7,955.83	0.00	0.00	0.00	7,955.83	0.00
X-H	07/01/26 - 07/30/26	30	0.00	27,846.00	0.00	27,846.00	0.00	0.00	0.00	27,846.00	0.00
D	07/01/26 - 07/30/26	30	0.00	47,237.50	0.00	47,237.50	0.00	0.00	0.00	47,237.50	0.00
E	07/01/26 - 07/30/26	30	0.00	37,293.75	0.00	37,293.75	0.00	0.00	0.00	37,293.75	0.00
F	07/01/26 - 07/30/26	30	0.00	39,617.64	0.00	39,617.64	0.00	0.00	0.00	39,617.64	0.00
G	07/01/26 - 07/30/26	30	0.00	19,808.82	0.00	19,808.82	0.00	0.00	0.00	19,808.82	0.00
H	07/01/26 - 07/30/26	30	346,150.75	69,332.32	0.00	69,332.32	46,280.78	0.00	0.00	23,051.54	393,149.75
RR Interest	07/01/26 - 07/30/26	30	18,306.93	136,123.11	0.00	136,123.11	2,435.83	0.00	0.00	133,687.27	20,796.00
Totals			364,457.68	2,722,462.11	0.00	2,722,462.11	48,716.61	0.00	0.00	2,673,745.49	413,945.75

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 32

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-4 (EC)	06541CBF2	2.270000%	193,000,000.00	193,000,000.00	0.00	365,091.67	0.00	0.00	365,091.67	193,000,000.00
A-4-1	06541CBG0	N/A	193,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	06541CBH8	N/A	193,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X1	06541CBJ4	N/A	193,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X2	06541CBK1	N/A	193,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5 (EC)	06541CBL9	2.556000%	330,272,000.00	330,272,000.00	0.00	703,479.36	0.00	0.00	703,479.36	330,272,000.00
A-5-1	06541CBM7	N/A	330,272,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-2	06541CBN5	N/A	330,272,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-X1	06541CBP0	N/A	330,272,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-X2	06541CBQ8	N/A	330,272,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (EC)	06541CBT2	2.792000%	107,404,000.00	107,404,000.00	0.00	249,893.31	0.00	0.00	249,893.31	107,404,000.00
A-S-1	06541CBU9	N/A	107,404,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	06541CBV7	N/A	107,404,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	06541CBW5	N/A	107,404,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	06541CBX3	N/A	107,404,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (EC)	06541CBY1	2.893000%	38,188,000.00	38,188,000.00	0.00	92,064.90	0.00	0.00	92,064.90	38,188,000.00
B-1	06541CBZ8	N/A	38,188,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	06541CCA2	N/A	38,188,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	06541CCB0	N/A	38,188,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	06541CCC8	N/A	38,188,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (EC)	06541CCD6	3.297000%	38,188,000.00	38,188,000.00	0.00	104,921.53	0.00	0.00	104,921.53	38,188,000.00
C-1	06541CCE4	N/A	38,188,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	06541CCF1	N/A	38,188,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	06541CCG9	N/A	38,188,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	06541CCH7	N/A	38,188,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			3,535,260,000.00	707,052,000.00	0.00	1,515,450.77	0.00	0.00	1,515,450.77	707,052,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 32

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-4-1	06541CBG0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-2	06541CBH8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-1	06541CBM7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-2	06541CBN5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-1	06541CBU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	06541CBV7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-1	06541CBZ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-2	06541CCA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-1	06541CCE4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-2	06541CCF1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
A-4-X1	06541CBJ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X2	06541CBK1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-X1	06541CBP0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-X2	06541CBQ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	06541CBW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	06541CBX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X1	06541CCB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X2	06541CCC8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X1	06541CCG9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X2	06541CCH7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 32

	Additional Information
Total Available Distribution Amount (1)	3,030,011.58
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 8 of 32

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,742,535.59	Master Servicing Fee	12,528.23
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,884.82
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	403.06
ARD Interest	0.00	Operating Advisor Fee	765.81
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	201.53
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,742,535.59	Total Fees	20,073.44

Principal		Expenses/Reimbursements
Scheduled Principal	356,266.09	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	38,393.39
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	10,323.22
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	356,266.09	Total Expenses/Reimbursements	48,716.61

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,673,745.49
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	356,266.09
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,030,011.58
Total Funds Collected	3,098,801.68	Total Funds Distributed	3,098,801.63

© 2021 Computershare. All rights reserved. Confidential.			Page 9 of 32

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	936,130,740.64	936,130,740.64	Beginning Certificate Balance	936,130,740.51
(-) Scheduled Principal Collections	356,266.09	356,266.09	(-) Principal Distributions	356,266.09
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	935,774,474.55	935,774,474.55	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	936,680,136.18	936,680,136.18	Ending Certificate Balance	935,774,474.42
Ending Actual Collateral Balance	936,342,568.91	936,342,568.91

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.13)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.13)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.49%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 10 of 32

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	3,500,000.00	0.37%	57	4.3100	NAP	Defeased	1	3,500,000.00	0.37%	57	4.3100	NAP
5,000,000 or less	34	100,658,086.39	10.76%	56	3.6252	1.460059	1.70 or less	28	112,713,363.53	12.04%	56	3.4746	0.557385
5,000,001 to 15,000,000	15	138,018,400.01	14.75%	52	3.5174	2.280564	1.71 to 2.10	9	141,482,659.16	15.12%	57	3.5874	1.873526
15,000,001 to 25,000,000	8	172,354,360.07	18.42%	56	3.4729	2.784145	2.11 to 2.50	12	151,524,266.38	16.19%	53	3.6301	2.233146
25,000,001 to 35,000,000	5	149,751,158.68	16.00%	57	3.2767	2.951992	2.51 to 3.50	10	265,151,685.48	28.33%	47	3.2884	2.752130
35,000,001 to 55,000,000	5	241,588,599.40	25.82%	56	3.3416	2.786971	3.51 to 4.50	7	181,050,000.00	19.35%	52	3.4538	4.071855
55,000,001 to 75,000,000	2	129,903,870.00	13.88%	31	3.2453	3.415798	4.51 or greater	3	80,352,500.00	8.59%	55	2.7633	4.573139
75,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	70	935,774,474.55	100.00%	52	3.4021	2.680198
Totals	70	935,774,474.55	100.00%	52	3.4021	2.680198
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 32

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	3,500,000.00	0.37%	57	4.3100	NAP	Wisconsin	2	5,074,139.81	0.54%	56	3.3840	2.672700
Alabama	2	4,269,703.01	0.46%	56	3.3840	2.672700	Totals	141	935,774,474.55	100.00%	52	3.4021	2.680198
California	13	133,195,000.00	14.23%	55	2.8628	3.740191
									Property Type³
Colorado	1	1,665,000.00	0.18%	55	3.0830	2.230000
Connecticut	1	3,750,000.00	0.40%	57	4.8200	1.039400		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Florida	7	395,900,000.00	42.31%	44	4.1360	2.702818		Properties	Balance	Agg. Bal.			DSCR¹
Georgia	19	18,711,700.45	2.00%	20	2.4838	2.534300	Defeased	1	3,500,000.00	0.37%	57	4.3100	NAP
Illinois	6	8,333,763.13	0.89%	56	3.3553	3.418558	Industrial	36	80,483,870.00	8.60%	25	2.5626	2.494298
Indiana	1	6,064,215.87	0.65%	56	3.3840	2.672700	Mixed Use	1	55,000,000.00	5.88%	57	3.5500	1.917800
Louisiana	1	31,418,158.68	3.36%	57	3.4450	1.798900	Mobile Home Park	1	4,168,449.69	0.45%	57	4.5525	1.399400
Michigan	9	91,984,842.00	9.83%	57	3.6624	1.973918	Multi-Family	39	238,729,452.91	25.51%	56	3.3505	2.133399
Missouri	2	2,970,228.18	0.32%	56	3.3840	2.672700	Office	20	338,530,419.83	36.18%	56	3.0698	3.116260
Nevada	2	4,950,000.00	0.53%	57	4.7900	2.246600	Retail	21	489,409,782.12	52.30%	46	4.0762	2.669469
New Jersey	2	7,168,449.69	0.77%	57	4.4008	1.740980	Self Storage	22	50,952,500.00	5.44%	56	3.7650	3.413748
New Mexico	1	25,700,000.00	2.75%	57	3.2920	1.767600	Totals	141	935,774,474.55	100.00%	52	3.4021	2.680198
New York	36	325,725,380.96	34.81%	56	3.1403	2.418605
North Dakota	2	1,986,340.10	0.21%	56	3.3840	2.672700
Ohio	3	5,380,218.98	0.57%	56	3.7706	2.544828
Pennsylvania	1	1,129,305.51	0.12%	56	3.3840	2.672700
South Carolina	1	658,333.33	0.07%	55	3.3255	4.190600
Tennessee	5	16,291,011.03	1.74%	32	3.0899	2.240020
Texas	7	52,071,372.52	5.56%	56	4.1460	2.829310
Utah	2	36,853,000.00	3.94%	56	3.5223	3.249022
Virginia	13	71,999,915.64	7.69%	38	3.0670	3.089032
West Virginia	1	4,024,395.66	0.43%	20	2.4838	2.534300

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 32

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	3,500,000.00	0.37%	57	4.3100	NAP	Defeased	1	3,500,000.00	0.37%	57	4.3100	NAP
	2.9999% or less	6	211,903,870.00	22.64%	43	2.5686	3.665556	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.0000% to 3.4999%	38	327,470,369.83	34.99%	56	3.2989	2.093318	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.5000% or greater	25	392,900,234.72	41.99%	53	3.9295	2.642990	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	70	935,774,474.55	100.00%	52	3.4021	2.680198	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	69	932,274,474.55	99.63%	52	3.3987	2.682339
								Totals	70	935,774,474.55	100.00%	52	3.4021	2.680198
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 32

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	3,500,000.00	0.37%	57	4.3100	NAP	Defeased	1	3,500,000.00	0.37%	57	4.3100	NAP
	105 months or less	69	932,274,474.55	99.63%	52	3.3987	2.682339	Interest Only	39	710,730,970.00	75.95%	51	3.3082	2.997761
	106 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or less	23	202,296,787.57	21.62%	57	3.7181	1.751987
	Totals	70	935,774,474.55	100.00%	52	3.4021	2.680198	361 months or greater	7	19,246,716.98	2.06%	56	3.3815	0.813291
								Totals	70	935,774,474.55	100.00%	52	3.4021	2.680198
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 32

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	3,500,000.00	0.37%	57	4.3100	NAP			No outstanding loans in this group
Underwriter's Information		4	50,000,000.00	5.34%	46	3.6433	2.659000
	12 months or less	44	815,124,562.81	87.11%	52	3.3947	2.803913
	13 months to 24 months	20	56,569,911.74	6.05%	56	3.2982	1.035787
	25 months or greater	1	10,580,000.00	1.13%	55	3.0830	2.230000
	Totals	70	935,774,474.55	100.00%	52	3.4021	2.680198
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 15 of 32

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	300802045	RT	Miami	FL	Actual/360	4.133%	213,512.50	0.00	0.00	N/A	03/01/30	--	60,000,000.00	60,000,000.00	08/01/26
1A	300802145	RT	Miami	FL	Actual/360	4.133%	53,378.12	0.00	0.00	N/A	03/01/30	--	15,000,000.00	15,000,000.00	08/01/26
1B	300802147	RT	Miami	FL	Actual/360	4.133%	35,585.42	0.00	0.00	N/A	03/01/30	--	10,000,000.00	10,000,000.00	08/01/26
1C	300802148	RT	Miami	FL	Actual/360	4.133%	35,585.42	0.00	0.00	N/A	03/01/30	--	10,000,000.00	10,000,000.00	08/01/26
2	324850002	IN	Various	Various	Actual/360	2.484%	149,512.34	0.00	0.00	N/A	04/09/28	--	69,903,870.00	69,903,870.00	08/09/26
3	2163884	MU	New York	NY	Actual/360	3.550%	168,131.94	0.00	0.00	N/A	05/01/31	--	55,000,000.00	55,000,000.00	08/01/26
4	300802177	OF	Flushing	NY	Actual/360	2.825%	126,497.22	0.00	0.00	N/A	04/01/31	--	52,000,000.00	52,000,000.00	08/01/26
5	324850005	OF	New York	NY	Actual/360	3.230%	139,069.44	0.00	0.00	N/A	04/06/31	--	50,000,000.00	50,000,000.00	08/06/26
6	310953609	RT	Rochester Hills	MI	Actual/360	3.747%	154,790.34	76,450.88	0.00	N/A	05/11/31	--	47,973,450.28	47,896,999.40	08/11/26
8	310957252	OF	Sunnyvale	CA	Actual/360	2.502%	53,862.50	0.00	0.00	N/A	02/11/31	--	25,000,000.00	25,000,000.00	08/11/26
8A	310957253	OF	Sunnyvale	CA	Actual/360	2.502%	32,317.50	0.00	0.00	N/A	02/11/31	--	15,000,000.00	15,000,000.00	08/11/26
9	310957342	Various Various		Various	Actual/360	3.384%	106,919.32	0.00	0.00	N/A	04/11/31	--	36,691,600.00	36,691,600.00	08/11/26
10	2163881	MF	New York	NY	Actual/360	2.380%	71,730.56	0.00	0.00	N/A	04/01/31	--	35,000,000.00	35,000,000.00	08/01/26
11	310957149	OF	Draper	UT	Actual/360	3.554%	96,809.28	0.00	0.00	N/A	04/11/31	--	31,633,000.00	31,633,000.00	08/11/26
12	310957450	MF	Lake Charles	LA	Actual/360	3.445%	93,343.52	47,421.20	0.00	N/A	05/11/31	--	31,465,579.88	31,418,158.68	08/11/26
13	300802182	OF	Various	MI	Actual/360	3.500%	74,525.05	46,717.02	0.00	N/A	04/01/31	--	24,727,204.57	24,680,487.55	08/01/25
14	300802180	MF	Various	Various	Actual/360	3.928%	87,943.56	0.00	0.00	N/A	05/01/31	--	26,000,000.00	26,000,000.00	08/01/26
15	300802190	OF	Albuquerque	NM	Actual/360	3.292%	72,853.79	0.00	0.00	N/A	05/01/31	--	25,700,000.00	25,700,000.00	08/01/26
16	2063827	RT	Austin	TX	Actual/360	4.355%	91,640.69	30,395.36	0.00	N/A	05/01/31	--	24,436,611.44	24,406,216.08	08/01/26
17	310956866	MF	Hesperia	CA	Actual/360	3.312%	65,596.00	0.00	0.00	N/A	03/11/31	--	23,000,000.00	23,000,000.00	08/11/26
18	310957275	MF	Houston	TX	Actual/360	4.145%	70,470.58	25,841.73	0.00	N/A	04/11/31	--	19,743,498.17	19,717,656.44	08/11/26
19	2164053	OF	New York	NY	Actual/360	3.265%	54,824.79	0.00	0.00	N/A	05/01/31	--	19,500,000.00	19,500,000.00	08/01/26
20	300802178	OF	Richmond	VA	Actual/360	3.430%	53,312.68	0.00	0.00	N/A	05/01/31	--	18,050,000.00	18,050,000.00	08/01/26
21	300802176	SS	Various	Various	Actual/360	3.325%	51,545.25	0.00	0.00	N/A	03/01/31	--	18,000,000.00	18,000,000.00	08/01/26
22	324091015	OF	New York	NY	Actual/360	2.692%	34,772.96	0.00	0.00	N/A	12/06/30	--	15,000,000.00	15,000,000.00	08/06/26
23	610957126	IN	Various	Various	Actual/360	3.083%	28,087.84	0.00	0.00	N/A	03/11/31	--	10,580,000.00	10,580,000.00	08/11/26
24	470124110	MF	New York	NY	Actual/360	3.220%	27,727.78	0.00	0.00	N/A	05/01/31	--	10,000,000.00	10,000,000.00	08/01/26
25	2164166	RT	Henrietta	NY	Actual/360	4.270%	33,092.50	0.00	0.00	N/A	05/01/31	--	9,000,000.00	9,000,000.00	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 32

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
26	600957324	SS	San Bernardino	CA	Actual/360	3.626%	28,101.50	0.00	0.00	N/A	04/11/31	--	9,000,000.00	9,000,000.00	08/11/26
28	470124250	MF	New York	NY	Actual/360	3.050%	16,293.86	13,407.52	0.00	N/A	04/01/31	--	6,203,903.06	6,190,495.54	08/01/26
29	324850029	SS	Sebastian	FL	Actual/360	4.149%	22,865.60	0.00	0.00	N/A	05/01/31	--	6,400,000.00	6,400,000.00	08/01/26
30	470124610	MF	Sayville	NY	Actual/360	3.390%	16,513.26	6,526.44	0.00	N/A	04/01/31	--	5,656,838.80	5,650,312.36	08/01/26
31	2164337	RT	Jackson	TN	Actual/360	4.320%	20,039.43	9,351.33	0.00	N/A	05/01/31	--	5,386,943.44	5,377,592.11	08/01/26
32	324850032	SS	Lakeland	FL	Actual/360	3.899%	18,801.84	0.00	0.00	N/A	05/01/31	--	5,600,000.00	5,600,000.00	08/01/26
33	470124860	MF	Mount Vernon	NY	Actual/360	3.330%	14,054.87	10,123.63	0.00	N/A	04/01/31	--	4,901,435.10	4,891,311.47	08/01/26
34	2063752	MF	Ogden	UT	Actual/360	3.330%	14,968.35	0.00	0.00	N/A	05/01/31	--	5,220,000.00	5,220,000.00	08/01/26
35	470124190	MF	New York	NY	Actual/360	3.090%	13,304.17	0.00	0.00	N/A	04/01/31	--	5,000,000.00	5,000,000.00	08/01/26
36	2164039	OF	Reno	NV	Actual/360	4.790%	20,417.38	0.00	0.00	N/A	05/01/31	--	4,950,000.00	4,950,000.00	08/01/26
37	300802181	SS	Modesto	CA	Actual/360	4.181%	16,921.44	0.00	0.00	N/A	05/01/31	--	4,700,000.00	4,700,000.00	08/01/26
38	300802186	MH	Millville	NJ	Actual/360	4.553%	16,361.99	5,304.91	0.00	N/A	05/01/31	--	4,173,754.60	4,168,449.69	08/01/26
39	470124090	MF	New York	NY	Actual/360	3.090%	11,175.50	0.00	0.00	N/A	04/01/31	--	4,200,000.00	4,200,000.00	08/01/26
40	470124160	MF	Forest Hills	NY	Actual/360	3.300%	11,935.00	0.00	0.00	N/A	04/01/31	--	4,200,000.00	4,200,000.00	08/01/26
41	470124880	MF	Bronx	NY	Actual/360	3.000%	10,333.33	0.00	0.00	N/A	04/01/31	--	4,000,000.00	4,000,000.00	08/01/26
42	324850042	SS	Ruskin	FL	Actual/360	4.799%	16,116.64	0.00	0.00	N/A	05/01/31	--	3,900,000.00	3,900,000.00	08/01/26
43	2063844	MF	Berlin	CT	Actual/360	4.820%	15,564.58	0.00	0.00	N/A	05/01/31	--	3,750,000.00	3,750,000.00	08/01/26
44	2063266	IN	Bloomington	CA	Actual/360	4.310%	12,989.86	0.00	0.00	N/A	05/01/31	--	3,500,000.00	3,500,000.00	08/01/26
45	470124330	MF	Kew Gardens	NY	Actual/360	3.290%	8,829.71	6,479.45	0.00	N/A	04/01/31	--	3,116,673.12	3,110,193.67	08/01/26
46	410957389	RT	Kalamazoo	MI	Actual/360	3.470%	9,144.90	6,177.58	0.00	N/A	04/11/31	--	3,060,484.39	3,054,306.81	08/11/26
47	300802187	SS	Laredo	TX	Actual/360	3.755%	10,838.77	0.00	0.00	N/A	05/01/31	--	3,352,500.00	3,352,500.00	08/01/26
48	470124830	MF	Yonkers	NY	Actual/360	3.410%	9,074.71	3,531.68	0.00	N/A	05/01/31	--	3,090,431.48	3,086,899.80	08/01/26
49	470124510	MF	New York	NY	Actual/360	3.000%	7,490.72	6,316.81	0.00	N/A	04/01/31	--	2,899,632.68	2,893,315.87	08/01/26
50	470123370	MF	New York	NY	Actual/360	3.490%	8,328.01	5,575.08	0.00	N/A	04/01/31	--	2,771,128.88	2,765,553.80	08/01/26
51	300802185	MF	Ventnor City	NJ	Actual/360	4.190%	10,824.17	0.00	0.00	N/A	05/01/31	--	3,000,000.00	3,000,000.00	08/01/26
52	470124590	MF	Smithtown	NY	Actual/360	3.540%	8,571.77	3,122.04	0.00	N/A	04/01/31	--	2,811,953.28	2,808,831.24	08/01/26
53	470124640	MF	Patchogue	NY	Actual/360	3.360%	7,739.85	5,498.14	0.00	N/A	04/01/31	--	2,675,062.16	2,669,564.02	08/01/26
54	470124740	MF	New York	NY	Actual/360	3.210%	7,372.75	5,617.67	0.00	N/A	04/01/31	--	2,667,258.54	2,661,640.87	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 17 of 32

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
55	410957446	MF	Springboro	OH	Actual/360	4.197%	9,263.07	4,546.72	0.00	N/A	05/11/31	--	2,563,048.93	2,558,502.21	08/11/26
56	470124780	MF	Douglaston	NY	Actual/360	3.250%	6,738.15	5,012.42	0.00	N/A	05/01/31	--	2,407,676.20	2,402,663.78	08/01/26
57	470125200	MF	Bronx	NY	Actual/360	3.390%	7,105.52	2,795.84	0.00	N/A	05/01/31	--	2,434,090.71	2,431,294.87	08/01/26
58	470124360	MF	New York	NY	Actual/360	3.190%	6,239.09	4,774.87	0.00	N/A	05/01/31	--	2,271,283.50	2,266,508.63	08/01/26
59	470123560	MF	New York	NY	Actual/360	3.100%	5,933.77	4,741.64	0.00	N/A	05/01/31	--	2,222,849.37	2,218,107.73	08/01/26
60	470124960	MF	New York	NY	Actual/360	3.170%	6,357.13	2,839.14	0.00	N/A	04/01/31	--	2,328,856.28	2,326,017.14	08/01/26
61	470124490	MF	New York	NY	Actual/360	3.330%	6,082.29	4,358.43	0.00	N/A	05/01/31	--	2,121,111.68	2,116,753.25	08/01/26
62	470124390	MF	Rego Park	NY	Actual/360	3.420%	5,258.11	3,633.71	0.00	N/A	04/01/31	--	1,785,435.44	1,781,801.73	08/01/26
63	470124220	MF	New York	NY	Actual/360	3.300%	5,399.17	0.00	0.00	N/A	04/01/31	--	1,900,000.00	1,900,000.00	08/01/26
64	470125540	MF	Staten Island	NY	Actual/360	3.300%	4,819.23	3,501.92	0.00	N/A	05/01/31	--	1,695,917.22	1,692,415.30	08/01/26
65	470124920	MF	Brooklyn	NY	Actual/360	3.380%	4,767.67	1,886.30	0.00	N/A	05/01/31	--	1,638,062.53	1,636,176.23	08/01/26
66	470124680	MF	Brooklyn	NY	Actual/360	3.400%	3,984.33	2,778.76	0.00	N/A	04/01/31	--	1,360,871.70	1,358,092.94	08/01/26
67	470123740	MF	New York	NY	Actual/360	3.450%	4,456.25	0.00	0.00	N/A	04/01/31	--	1,500,000.00	1,500,000.00	08/01/26
68	470125010	MF	Wantagh	NY	Actual/360	3.300%	3,718.96	1,537.87	0.00	N/A	05/01/31	--	1,308,723.21	1,307,185.34	08/01/26
Totals							2,742,535.59	356,266.09	0.00				936,130,740.64	935,774,474.55
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 18 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	82,831,273.06	23,223,253.58	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	33,580,511.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	6,327,765.42	1,660,893.04	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	8,115,258.56	1,803,097.40	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	27,823,248.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	6,493,404.85	1,757,242.22	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	15,356,515.84	3,945,586.29	07/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,404,273.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,630,497.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	4,052,372.00	964,488.74	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,933,095.14	1,016,282.93	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	(346,615.27)	249,888.38	01/01/26	03/31/26	06/11/26	12,757,043.87	240,755.46	82,542.91	1,212,882.51	0.00	0.00
14	3,985,218.59	953,110.70	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,661,097.07	490,620.56	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,989,425.00	797,033.29	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,371,602.19	546,439.53	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,907,322.74	476,255.25	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,740,344.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,471,236.02	611,484.23	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	15,305,553.67	7,698,028.91	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	107,237,015.20	27,762,608.12	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	816,631.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	(343,853.36)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	860,878.83	415,403.20	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	1,289,017.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	215,533.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	765,220.03	195,662.20	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	292,803.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	644,751.86	161,563.36	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	449,207.00	112,972.39	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	365,189.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	696,415.02	144,800.96	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	427,573.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	449,710.27	138,976.19	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	331,884.06	93,480.32	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	322,615.81	184,232.81	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	189,057.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	(7,662.00)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	271,657.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	378,149.00	98,603.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
43	244,898.00	48,872.83	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	326,894.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	356,400.00	93,555.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
47	657,886.72	161,451.51	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
48	20,471.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	158,008.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	(23,081.00)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	249,775.25	70,938.75	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
52	56,123.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	192,492.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	253,614.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
55	322,297.04	103,979.23	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
56	(71,344.00)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	70,177.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	112,731.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	282,082.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	136,986.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	199,089.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	89,049.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	10,676.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	72,274.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	107,739.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
66	79,840.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	61,404.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
68	83,212.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	346,334,887.75	75,980,804.92				12,757,043.87	240,755.46	82,542.91	1,212,882.51	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	1	24,680,487.55	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.402082%	3.369591%	52
07/17/26	0	0.00	0	0.00	1	24,727,204.57	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.402174%	3.369668%	53
06/17/26	0	0.00	0	0.00	1	24,776,182.77	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.402274%	3.369751%	54
05/15/26	0	0.00	0	0.00	1	24,822,612.24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.402365%	3.369827%	55
04/17/26	0	0.00	0	0.00	1	24,871,312.98	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.402428%	3.369873%	56
03/17/26	0	0.00	1	3,750,000.00	1	24,917,456.60	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.415789%	3.384119%	54
02/18/26	1	3,750,000.00	0	0.00	1	24,970,722.81	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.415830%	3.384141%	55
01/16/26	0	0.00	0	0.00	1	25,016,567.72	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.415862%	3.384157%	56
12/17/25	1	3,750,000.00	0	0.00	1	25,062,274.88	0	0.00	0	0.00	0	0.00	0	0.00	1	8,038,619.18	3.415893%	3.384174%	57
11/18/25	0	0.00	0	0.00	1	25,110,278.64	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.423200%	3.391605%	58
10/20/25	0	0.00	1	25,155,704.21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.423240%	3.392571%	59
09/17/25	0	0.00	0	0.00	1	25,203,436.26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.423282%	3.392598%	60
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
13	300802182	08/01/25	11	6	82,542.91	1,212,882.51	133,298.06	25,248,581.91	01/27/25	98
Totals					82,542.91	1,212,882.51	133,298.06	25,248,581.91

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		69,903,870	69,903,870	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		95,000,000	95,000,000	0		0
49 - 60 Months		770,870,605	746,190,117	24,680,488		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	935,774,475	911,093,987	0	0	24,680,488	0
Jul-26	936,130,741	911,403,536	0	0	24,727,205	0
Jun-26	936,508,595	911,732,412	0	0	24,776,183	0
May-26	936,862,564	912,039,951	0	0	24,822,612	0
Apr-26	937,155,191	912,283,878	0	0	24,871,313	0
Mar-26	986,154,649	957,487,193	0	3,750,000	24,917,457	0
Feb-26	986,447,095	957,726,372	3,750,000	0	24,970,723	0
Jan-26	986,694,903	961,678,336	0	0	25,016,568	0
Dec-25	986,941,958	958,129,683	3,750,000	0	25,062,275	0
Nov-25	995,253,487	970,143,209	0	0	25,110,279	0
Oct-25	995,509,941	970,354,237	0	25,155,704	0	0
Sep-25	995,781,278	970,577,842	0	0	25,203,436	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
13	300802182	24,680,487.55	25,248,581.91	15,000,000.00	04/28/26	98,894.74	0.06790	03/31/26	04/01/31	296
43	2063844	3,750,000.00	3,750,000.00	5,800,000.00	03/09/21	47,622.83	1.03940	03/31/26	05/01/31	I/O
Totals		28,430,487.55	28,998,581.91	20,800,000.00		146,517.57

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
13	300802182	OF	MI	01/27/25	98
Special Servicer is working with the Receiver to execute additional leases while overseeing the capex project at Centrum Office Center.

43	2063844	MF	CT	10/28/25	13
A non-affiliate 3rd party buyer has been identified to purchase the note, and Special Servicer is currently completing the necessary review, approvals, and documentation to facilitate the transaction.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
13	0.00	0.00	5,323.22	0.00	0.00	38,393.39	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	10,323.22	0.00	0.00	38,393.39	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		48,716.61

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Supplemental Notes
Risk Retention

Pursuant to the PSA, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the “U.S. Risk Retention Special Notices” tab for the BANK 2021-BNK33 transaction, certain information provided to the

Certificate Administrator regarding the Retaining Sponsor’s compliance with certain specified provisions of the Credit Risk Retention Rules. Investorsshould refer to the Certificate Administrator’s website for all such information.

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